Putnam VT Income Fund
The fund's portfolio
3/31/25 (Unaudited)

CORPORATE BONDS AND NOTES (42.0%)(a)
	Principal amount	Value
Banking (7.3%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	$200,000	$199,705
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	203,078
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	198,301
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	200,000	212,258
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	50,000	50,749
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	195,000	175,113
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	100,000	103,950
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	550,000	493,806
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.321%, 9/15/26	100,000	100,638
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	311,755
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	100,000	97,955
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	200,000	198,647
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	200,000	202,258
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	205,206
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	70,000	71,763
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	90,000	88,144
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	105,511
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,993
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	63,236
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	76,000	77,929
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	500,000	497,758
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	200,000	204,385
Credit Agricole SA 144A jr. unsec. sub. notes 8.125%, 12/23/25 (France)	200,000	203,602
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	241,377
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	60,000	59,872
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	115,000	120,247
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	111,193
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	204,083
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	210,000	188,515
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	63,000	58,882
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	85,273
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	86,000	87,360
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	34,000	34,745
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.294%, 7/22/35	125,000	125,556
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	155,000	158,688
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	380,000	390,614
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	300,000	272,906
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	217,943
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	202,133
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	350,000	333,695
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	140,000	142,731
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	139,922
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	200,000	207,381
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	176,411
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	120,000	122,564
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	104,812
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	216,048
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	247,546
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	370,000	452,279
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	248,835
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	50,000	49,035
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	125,000	128,424
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	495,000	544,391
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	166,882

		9,927,083
Basic materials (1.1%)
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)	90,000	92,487
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	5,000	5,186
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	14,000	14,463
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	47,000	47,808
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	62,054
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48	265,000	267,346
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	20,000	20,094
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	70,000	74,250
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	122,359
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	15,000	14,197
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	143,937
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	74,278
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	13,166
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	30,267
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	40,857
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	22,890
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	93,176
Rio Tinto Finance (USA) PLC company guaranty sr. unsec. unsub. notes 4.875%, 3/14/30 (United Kingdom)	115,000	116,207
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	33,858
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	120,035
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	44,945
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	32,000	35,956

		1,489,816
Capital goods (2.7%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	197,784
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	13,000	13,263
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	3,000	3,000
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	155,000	147,091
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	104,000	101,388
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	45,000	42,883
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	70,000	47,742
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	25,000	22,784
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	349,357
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	80,000	86,968
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	205,000	137,554
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	30,000	32,162
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	30,000	31,474
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	20,000	20,582
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	55,000	57,283
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	355,000	358,830
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	16,000	16,764
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	135,000	142,739
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	142,000	133,819
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	137,167
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	320,000	327,994
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	42,589
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	125,000	124,539
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	15,000	13,823
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	335,000	340,334
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	364,924
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	211,000	201,095
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	40,000	39,885
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	19,748
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	105,948
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	93,000	94,646

		3,756,159
Communication services (2.9%)
American Tower Corp. sr. unsec. bonds 5.55%, 7/15/33(R)	250,000	255,630
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	195,000	172,507
American Tower Corp. sr. unsec. notes 4.90%, 3/15/30	60,000	60,341
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	48,000	44,176
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)	118,000	115,389
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	132,874
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	291,647
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	74,777
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	57,000	56,989
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	135,000	93,543
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	172,000	166,265
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	126,685
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	230,000	229,047
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	21,363
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	193,000	180,636
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31(R)	70,000	61,143
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	90,000	90,109
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	78,577
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	38,000	34,511
Rogers Communications, Inc. unsec. sub. bonds 7.125%, 4/15/55 (Canada)	40,000	39,880
Rogers Communications, Inc. unsec. sub. bonds 7.00%, 4/15/55 (Canada)	80,000	80,329
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	149,000	159,119
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	217,215
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,713
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	115,000	113,870
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	255,000	253,372
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 5/15/32	74,000	74,495
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	155,000	177,005
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.272%, 1/15/36	150,000	137,688
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	80,317
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	116,433
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	233,726

		3,976,371
Consumer cyclicals (3.5%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	359,000	326,707
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	254,153
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	123,190
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	263,643
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	88,075
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	16,000	15,975
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	104,000	101,891
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	44,000	36,611
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	154,000	116,941
Brunswick Corp./DE sr. unsec. notes 5.85%, 3/18/29	50,000	51,179
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	327,000	313,053
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	23,000	22,925
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.50%, 10/15/35	95,000	95,574
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	225,000	219,385
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	60,000	43,108
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	16,199
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	57,481
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	92,000	88,927
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,388
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	75,000	74,735
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	105,000	106,058
Hyatt Hotels Corp. sr. unsec. notes 5.05%, 3/30/28	80,000	80,380
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	295,000	309,672
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	8,000	8,397
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	20,000	20,166
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	41,000	41,541
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	50,000	48,946
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	150,000	149,779
Marriott International, Inc./MD sr. unsec. unsub. notes Ser. GG, 3.50%, 10/15/32	210,000	187,341
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	103,006
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	20,000	19,636
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	242,000	249,923
Paramount Global sr. unsec. notes 4.95%, 1/15/31	40,000	38,454
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	20,000	14,824
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	230,000	221,317
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	55,000	53,006
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	31,000	30,005
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 5/15/33	95,000	100,660
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	64,251
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	65,784
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	37,000	36,586
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	92,000	91,997
Target Corp. sr. unsec. bonds 5.00%, 4/15/35	35,000	34,864
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	145,000	138,281
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	73,000	72,007
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	274,000	241,496

		4,860,517
Consumer finance (1.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	245,000	217,166
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	151,375
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	39,854
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	243,680
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	75,000	78,166
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	150,000	149,557
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	50,000	50,611
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	210,000	211,760
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 5.125%, 4/10/30	130,000	129,335
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	132,000	147,044
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	184,660
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	305,000	306,440
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	140,000	142,673
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	91,000	89,558
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	114,000	118,811
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	100,000	98,684

		2,359,374
Consumer staples (1.8%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	200,000	203,000
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	198,036
Conagra Brands, Inc. sr. unsec. bonds 5.30%, 11/1/38	65,000	61,890
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	94,720
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	39,360
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29	250,000	238,968
Intercontinental Exchange, Inc. 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	25,000	25,720
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	65,000	70,217
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	19,000	19,314
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	157,000	146,881
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	315,000	315,610
Mars, Inc. 144A sr. unsec. bonds 5.80%, 5/1/65	35,000	35,112
Mars, Inc. 144A sr. unsec. bonds 2.45%, 7/16/50	100,000	58,124
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55	55,000	54,993
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45	70,000	70,194
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35	75,000	75,404
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32	355,000	356,636
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	46,000	45,816
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	296,000	301,898
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	110,000	109,714

		2,521,607
Energy (2.3%)
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	75,000	68,457
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	110,000	121,138
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	124,000	123,983
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	195,000	189,744
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	78,368
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	45,000	47,273
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	50,000	51,976
DCP Midstream Operating LP company guaranty sr. unsec. notes 8.125%, 8/16/30	85,000	97,566
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	75,000	79,342
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	75,000	75,409
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	17,000	16,427
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	43,000	44,409
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	210,000	226,548
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	109,000	115,661
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	258,881
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	65,000	65,008
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	15,000	14,709
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	205,000	214,853
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	93,000	96,097
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	29,000	29,732
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	35,000	34,286
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	180,000	178,687
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	142,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	220,000	220,089
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	93,000	91,081
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	365,000	370,708
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	87,000	88,716

		3,141,585
Financial (1.1%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	145,000	161,651
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	19,993
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	186,089
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	96,035
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	49,000	48,709
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	198,382
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,969
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	185,000	182,167
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	75,000	76,492
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	55,000	55,120
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	106,191
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	41,000	43,359
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	179,000	179,781
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	50,000	49,610
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	19,000	19,495

		1,443,043
Health care (3.6%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	61,000	61,454
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	211,725
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	75,000	73,147
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	98,000	96,205
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	273,000	279,297
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	45,000	41,082
Biogen, Inc. sr. unsec. bonds 3.25%, 2/15/51	105,000	67,332
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	145,000	127,938
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	180,000	151,430
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	45,000	45,468
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	292,000	262,138
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	10,685	10,767
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	83,570	80,828
Elevance Health, Inc. sr. unsec. unsub. bonds 5.125%, 2/15/53	65,000	58,358
Elevance Health, Inc. sr. unsec. unsub. notes 2.25%, 5/15/30	215,000	191,583
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	70,000	64,400
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	225,000	225,757
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	35,107
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	66,000	65,798
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	29,138
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	54,000	52,286
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	41,000	41,244
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	50,000	45,215
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	165,000	169,647
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	206,377
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	105,000	104,936
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	205,000	162,108
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	221,887
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	120,000	114,022
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	240,000	237,471
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	57,000	57,148
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	120,000	128,716
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	103,000	101,857
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	82,000	82,568
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	13,379
Thermo Fisher Scientific, Inc. sr. unsec. notes 2.60%, 10/1/29	135,000	124,978
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	44,723
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	100,954
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	370,000	364,960
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	103,590
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	225,000	238,554
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	74,000	65,096

		4,960,668
Insurance (1.7%)
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	95,000	95,701
Athene Global Funding 144A notes 5.526%, 7/11/31	80,000	81,206
Athene Global Funding 144A notes 5.322%, 11/13/31	74,000	74,085
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	35,000	35,089
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	40,000	40,655
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	65,000	64,600
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	125,000	130,458
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	70,015
CNO Global Funding 144A notes 4.95%, 9/9/29	95,000	95,431
CNO Global Funding 144A notes 2.65%, 1/6/29	150,000	138,778
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	100,000	96,733
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	305,000	310,148
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	60,000	61,116
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	220,457
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	54,706
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	185,589
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	193,400
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	29,000	19,184
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	125,000	126,720
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	170,000	193,062

		2,287,133
Investment banking/Brokerage (1.5%)
Ares Capital Corp. sr. unsec. notes 5.95%, 7/15/29	58,000	58,970
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	35,000	36,085
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	175,000	173,561
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	112,000	107,966
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	144,183
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	353,000	348,214
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31	15,000	15,247
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	35,000	35,486
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	60,000	60,595
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	760,000	751,878
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37	314,000	308,093
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	64,276

		2,104,554
Real estate (0.8%)
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	24,000	23,687
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	130,000	135,484
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	60,000	63,713
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	88,000	88,334
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34(R)	110,000	109,421
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	54,000	48,250
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)	70,000	70,429
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	58,000	58,041
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	145,000	144,432
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	410,000	392,008
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	22,000	21,539

		1,155,338
Technology (3.2%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	95,000	96,443
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	415,521
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	18,000	18,286
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	27,000	27,498
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	120,688
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	158,000	152,955
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	120,000	121,697
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	400,000	384,766
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	105,000	106,450
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	5,000	6,289
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	80,000	79,516
Foundry JV Holdco, LLC 144A sr. notes 5.90%, 1/25/33	200,000	203,703
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	49,000	45,238
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	80,000	75,421
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	55,000	52,365
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	28,000	27,289
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	55,000	54,455
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	101,000	99,932
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	67,000	69,919
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	68,000	70,101
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	140,000	142,309
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	30,000	29,540
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	297,000	291,213
MSCI, Inc. 144A company guaranty sr. unsec. bonds 3.25%, 8/15/33	250,000	215,943
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	109,000	100,924
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	40,427
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	368,821
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	40,301
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	126,380
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	80,000	74,438
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	110,000	83,467
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	240,000	202,618
Synopsys, Inc. sr. unsec. bonds 5.70%, 4/1/55	10,000	9,936
Synopsys, Inc. sr. unsec. bonds 5.15%, 4/1/35	65,000	65,367
Synopsys, Inc. sr. unsec. notes 4.85%, 4/1/30	90,000	90,612
Xilinx, Inc. company guaranty sr. unsec. sub. notes 2.375%, 6/1/30	320,000	288,383

		4,399,211
Transportation (0.6%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	230,000	225,373
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	133,000	130,312
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	110,000	109,498
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	200,000	201,346
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	130,000	133,466

		799,995
Utilities and power (6.2%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	136,179
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	106,475
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	75,000	75,728
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	45,000	46,171
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	65,438
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	207,894
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	55,853
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	79,690
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	115,000	116,225
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	72,086
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	106,000	111,256
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	44,000	46,396
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	43,000	41,418
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	272,000	279,440
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	121,947
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	145,000	146,128
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	90,000	90,051
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	21,000	20,569
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	50,127
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	29,000	29,411
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	25,000	25,162
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	174,634
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	65,970
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	97,000	94,293
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	200,000	232,095
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	100,000	101,435
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	95,000	89,438
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	75,472
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	94,542
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	200,000	226,442
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	184,838
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,915
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	123,784
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	30,000	30,448
Energy Transfer LP sr. unsec. notes 5.20%, 4/1/30	129,000	130,520
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,697
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	60,000	59,759
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	165,000	167,532
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	165,000	168,643
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	90,000	89,032
Exelon Corp. sr. unsec. unsub. bonds 5.625%, 6/15/35	225,000	228,636
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	280,000	284,832
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	45,000	44,398
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	171,986
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	10,000	10,095
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	270,000	268,258
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	100,006
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	79,518
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	25,000	24,986
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	80,000	81,324
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	100,000	98,112
NiSource, Inc. sr. unsec. unsub. bonds 5.85%, 4/1/55	100,000	99,493
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	230,000	234,312
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	191,000	187,056
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	95,000	84,725
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	167,726
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	90,000	87,768
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	93,827
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	75,000	78,391
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	65,308
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	121,176
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	45,000	46,508
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	190,000	182,348
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	119,095
Public Service Enterprise Group, Inc. sr. unsec. unsub. notes 4.90%, 3/15/30	60,000	60,308
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	160,000	153,498
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	50,000	50,415
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	85,000	87,835
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	10,000	10,316
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	45,000	43,832
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	120,000	118,763
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	80,000	80,911
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	79,415
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	465,000	455,220
Xcel Energy, Inc. sr. unsec. bonds 5.60%, 4/15/35	90,000	90,422
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	170,000	170,830

		8,451,782

Total corporate bonds and notes (cost $59,079,326)		$57,634,236

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$990,880	$1,029,437
5.50%, with due dates from 6/20/53 to 4/20/54	1,658,177	1,675,687
5.00%, TBA, 4/1/55	3,000,000	2,951,095
5.00%, with due dates from 5/20/48 to 6/20/48	239,999	239,726
4.50%, TBA, 4/1/55	3,000,000	2,878,594
4.50%, with due dates from 7/20/47 to 5/20/48	975,550	950,580
4.00%, with due dates from 2/20/48 to 5/20/48	641,792	597,138
3.50%, with due dates from 11/15/47 to 11/20/49	658,220	608,942
3.00%, 2/20/53	983,590	873,321
2.50%, with due dates from 9/20/52 to 2/20/53	4,691,574	4,035,023

		15,839,543
U.S. Government Agency Mortgage Obligations (14.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	354,969	363,117
5.50%, with due dates from 9/1/53 to 11/1/53	1,704,157	1,717,462
4.50%, with due dates from 8/1/44 to 3/1/45	193,324	188,862
4.00%, 9/1/45	277,111	264,186
3.50%, with due dates from 8/1/43 to 2/1/47	978,466	903,677
3.00%, with due dates from 3/1/43 to 6/1/46	538,655	480,955
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	979,420	987,064
5.28%, 12/1/28	226,000	232,943
5.00%, 3/1/38	3,154	3,182
4.50%, with due dates from 7/1/44 to 5/1/45	443,288	433,419
4.00%, with due dates from 9/1/45 to 6/1/46	441,468	417,478
3.50%, with due dates from 6/1/56 to 9/1/57	1,860,834	1,678,549
3.50%, 7/1/43	184,239	171,648
3.00%, with due dates from 9/1/42 to 4/1/52	2,882,196	2,559,838
2.00%, 1/1/51	1,139,691	913,195
2.00%, 2/1/37	850,623	775,544
Uniform Mortgage-Backed Securities
5.00%, TBA, 4/1/55	1,000,000	980,207
4.00%, TBA, 4/1/55	2,000,000	1,863,737
2.00%, TBA, 4/1/55	5,000,000	3,974,451
1.50%, TBA, 4/1/40	1,000,000	877,608

		19,787,122

Total U.S. government and agency mortgage obligations (cost $36,343,258)		$35,626,665

MORTGAGE-BACKED SECURITIES (16.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (3.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 7.834%, 4/15/37	58,392	67,002
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 6.471%, 3/15/35	68,359	70,310
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.49%, 10/25/53	160,949	162,103
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	122,632	9,532
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	30,360	693
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	435,882	90,168
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	3,515,083	698,597
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 1/25/50	3,396,616	405,478
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,121	943
REMICs Ser. 3391, PO, zero %, 4/15/37	9,855	8,514
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,394	2,951
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	604,008	80,294
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	261,260	41,057
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	717,445	91,761
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	3,429,109	566,706
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.946%, 4/25/40	207,411	22,294
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	6,354	5,225
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	235,246	27,608
FRB Ser. 23-152, Class FB, IO, (US 30 Day Average SOFR + 1.15%), 5.494%, 4/20/51	222,836	226,459
Ser. 14-180, IO, 5.00%, 12/20/44	736,096	147,563
Ser. 14-76, IO, 5.00%, 5/20/44	211,729	44,439
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 4.514%, 5/20/53	434,348	455,024
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	660,209	143,664
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	590,678	111,225
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,309,627	233,532
Ser. 12-136, IO, 3.50%, 11/20/42	547,495	73,919
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	383,849	59,336
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	153,120	7,700
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	205,516	7,242
Ser. 16-H23, Class NI, IO, 3.022%, 10/20/66(WAC)	2,124,127	90,127
FRB Ser. 15-H16, Class XI, IO, 2.978%, 7/20/65(WAC)	448,923	24,267
Ser. 16-H24, Class JI, IO, 2.788%, 11/20/66(WAC)	454,526	25,995
Ser. 19-H02, Class DI, IO, 2.723%, 11/20/68(WAC)	1,682,631	76,479
Ser. 15-H13, Class AI, IO, 2.663%, 6/20/65(WAC)	1,131,307	53,972
Ser. 17-H18, Class CI, IO, 2.594%, 9/20/67(WAC)	1,255,389	82,027
Ser. 15-H25, Class CI, IO, 2.269%, 10/20/65(WAC)	666,180	26,429
Ser. 16-H11, Class HI, IO, 1.97%, 1/20/66(WAC)	519,025	11,941
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 8/20/50	3,590,427	525,202
Ser. 15-H12, Class AI, IO, 1.863%, 5/20/65(WAC)	792,350	17,386
Ser. 15-H12, Class GI, IO, 1.855%, 5/20/65(WAC)	1,175,873	37,540
Ser. 15-H20, Class AI, IO, 1.848%, 8/20/65(WAC)	520,078	13,137
Ser. 15-H10, Class CI, IO, 1.839%, 4/20/65(WAC)	646,536	15,553
Ser. 15-H12, Class EI, IO, 1.744%, 4/20/65(WAC)	1,492,817	31,307
Ser. 17-H12, Class QI, IO, 1.717%, 5/20/67(WAC)	1,105,500	41,735
Ser. 15-H25, Class AI, IO, 1.645%, 9/20/65(WAC)	1,092,710	16,185
Ser. 15-H01, Class CI, IO, 1.632%, 12/20/64(WAC)	241,748	5,592
Ser. 15-H04, Class AI, IO, 1.613%, 12/20/64(WAC)	1,093,208	32,649
Ser. 17-H08, Class NI, IO, 1.578%, 3/20/67(WAC)	1,337,828	43,897
Ser. 14-H11, Class GI, IO, 1.573%, 6/20/64(WAC)	2,437,039	60,641
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.566%, 10/20/49	120,365	13,777
Ser. 10-H19, Class GI, IO, 1.48%, 8/20/60(WAC)	534,258	17,645
Ser. 17-H10, Class MI, IO, 1.197%, 4/20/67(WAC)	1,341,880	41,660

		5,166,482
Commercial mortgage-backed securities (6.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.332%, 9/15/48(WAC)	483,000	457,535
BANK FRB Ser. 18-BN13, Class XA, IO, 0.443%, 8/15/61(WAC)	6,767,660	87,770
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.574%, 11/15/52(WAC)	234,000	132,280
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.781%, 12/16/36 (Cayman Islands)	186,194	186,355
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.501%, 11/16/38 (Cayman Islands)	64,959	65,060
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	24,804	23,854
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	88,243	84,640
FRB Ser. 14-CR17, Class C, 4.723%, 5/10/47(WAC)	227,000	208,713
FRB Ser. 15-CR23, Class C, 4.492%, 5/10/48(WAC)	293,000	279,674
FRB Ser. 14-UBS6, Class C, 4.361%, 12/10/47(WAC)	37,731	37,171
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	160,531	160,352
FRB Ser. 15-CR23, Class XA, IO, 0.815%, 5/10/48(WAC)	332,354	3
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.104%, 5/15/45(WAC)	66,385	59,775
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47(WAC)	198,000	162,225
FRB Ser. 13-CR13, Class D, 4.646%, 11/10/46(WAC)	389,000	236,710
FRB Ser. 14-CR19, Class D, 4.512%, 8/10/47(WAC)	67,731	64,930
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	2,976,563	407
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 3.96%, 4/15/50(WAC)	116,000	105,711
FRB Ser. 15-C3, Class XA, IO, 0.627%, 8/15/48(WAC)	9,559,659	96
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.67%, 12/15/49(WAC)	5,204,250	33,834
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.288%, 8/10/44(WAC)	269,020	258,836
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.34%, 11/25/51	337,000	351,220
Government National Mortgage Association FRB Ser. 24-32, IO, 0.705%, 6/16/63	2,578,005	134,239
GS Mortgage Securities Trust
FRB Ser. 15-GS1, Class XA, IO, 0.751%, 11/10/48(WAC)	18,559,952	34,104
FRB Ser. 14-GC22, Class XA, IO, 0.496%, 6/10/47(WAC)	2,707,028	15,500
FRB Ser. 13-GC13, Class XA, IO, zero %, 7/10/46(WAC)	4,171,363	42
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.438%, 9/10/47(WAC)	120,000	49,789
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44(WAC)	531,286	312
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 3.86%, 7/15/45(WAC)	105,581	101,215
FRB Ser. 14-C25, Class XA, IO, 0.426%, 11/15/47(WAC)	570,937	6
FRB Ser. 14-C22, Class XA, IO, 0.40%, 9/15/47(WAC)	1,110,260	11
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 3.935%, 8/15/46(WAC)	122,000	94,128
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 7.745%, 2/12/51(WAC)	10,026	12,583
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	165,477	158,634
FRB Ser. 12-C6, Class E, 4.966%, 5/15/45(WAC)	138,000	133,154
FRB Ser. 12-LC9, Class D, 3.577%, 12/15/47(WAC)	127,000	120,510
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	498,000	21,606
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.514%, 7/12/50(WAC)	5,793,461	139,547
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.492%, 12/15/47(WAC)	390,000	374,788
FRB Ser. 14-C16, Class B, 4.225%, 6/15/47(WAC)	40,285	39,844
FRB Ser. 15-C23, Class B, 4.137%, 7/15/50(WAC)	355,000	349,368
FRB Ser. 15-C25, Class XA, IO, 1.002%, 10/15/48(WAC)	3,592,450	5,010
FRB Ser. 15-C26, Class XA, IO, 0.918%, 10/15/48(WAC)	2,963,643	434
Morgan Stanley Bank of America Merrill Lynch Trust
144A FRB Ser. 13-C10, Class F, 3.98%, 7/15/46(WAC)	273,000	21,047
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	214,000	208,849
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.78%, 10/15/51(WAC)	205,000	192,961
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	412,000	393,701
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	88,000	87,264
FRB Ser. 16-BNK2, Class XA, IO, 0.947%, 11/15/49(WAC)	3,130,048	33,851
FRB Ser. 16-UB12, Class XA, IO, 0.631%, 12/15/49(WAC)	8,028,690	59,197
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 4.943%, 7/15/49(WAC)	70,909	69,535
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.204%, 3/25/50	375,330	382,006
FRB Ser. 19-01, Class M10, 7.704%, 10/25/49	216,049	219,884
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 7.39%, 10/25/39	243,000	243,534
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	65
UBS Commercial Mortgage Trust
Ser. 17-C7, Class A4, 3.679%, 12/15/50	128,000	124,443
FRB Ser. 19-C17, Class XA, IO, 1.437%, 10/15/52(WAC)	5,582,279	286,613
FRB Ser. 17-C7, Class XA, IO, 0.972%, 12/15/50(WAC)	4,025,378	90,281
FRB Ser. 18-C12, Class XA, IO, 0.839%, 8/15/51(WAC)	4,215,740	101,693
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.318%, 11/15/48(WAC)	10,702	25
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	141,426
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	122,000	109,167
FRB Ser. 19-C50, Class XA, IO, 1.389%, 5/15/52(WAC)	2,210,867	94,324
FRB Ser. 17-C41, Class XA, IO, 1.152%, 11/15/50(WAC)	3,095,222	73,420
FRB Ser. 15-LC20, Class XB, IO, 0.672%, 4/15/50(WAC)	12,645,447	126
FRB Ser. 18-C43, Class XA, IO, 0.57%, 3/15/51(WAC)	12,962,725	187,100
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	70,733	8,543
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	165,911
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	81,134	79,424
FRB Ser. 13-C14, Class XA, IO, 0.317%, 6/15/46(WAC)	288,271	3
FRB Ser. 14-C22, Class XA, IO, 0.253%, 9/15/57(WAC)	1,604,784	252
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.206%, 8/15/46(WAC)	181,102	82,919

		8,239,539
Residential mortgage-backed securities (non-agency) (6.9%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	543,085	554,339
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	92,171	91,165
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	299,451
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	99,456	100,358
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	112,324	113,304
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	332,374
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	311,277
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 4.735%, 8/25/35	37,472	36,281
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	122,676	122,789
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	522,364	530,183
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	85,799	84,983
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	174,726
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	317,901	310,143
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.59%, 3/25/42	911,000	967,524
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.64%, 8/25/42	6,355	6,473
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.436%, 3/25/43	32,007	32,441
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.19%, 11/25/43	14,340	14,460
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.14%, 11/25/41	108,000	108,553
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 1/25/34	5,038	5,049
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.84%, 10/25/41	61,659	61,713
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.64%, 2/25/42	3,037	3,039
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.29%, 1/25/45	79,875	79,733
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.29%, 12/25/41	16,233	16,185
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	226,677
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.84%, 3/25/42	19,000	19,718
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.44%, 3/25/42	19,000	19,609
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.89%, 7/25/42	12,150	12,454
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.736%, 12/25/42	8,298	8,476
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.64%, 1/25/43	16,730	17,084
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.604%, 11/25/39	17,246	17,284
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.04%, 7/25/43	9,140	9,170
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 12/25/41	24,000	24,079
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.49%, 9/25/44	54,569	54,542
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 2/25/45	83,483	83,475
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.44%, 5/25/44	7,040	7,030
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.436%, 1/25/45	22,707	22,675
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.39%, 9/25/44	12,379	12,359
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1A1, (US 30 Day Average SOFR + 1.00%), 5.336%, 2/25/45	25,895	25,888
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.286%, 1/25/45	25,346	25,263
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	28,306	27,470
Imperial Fund Mortgage Trust 144A Ser. 22-NQM7, Class A1, 7.369%, 11/25/67	286,626	288,753
JP Morgan Mortgage Trust 144A FRB Ser. 23-HE3, Class A1, (US 30 Day Average SOFR + 1.60%), 5.944%, 5/25/54	340,315	341,915
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.69%, 2/25/55	208,595	209,314
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.864%, 8/26/47(WAC)	53,962	53,912
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 5.69%, 9/25/54	130,029	130,324
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	196,800
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	134,469	133,864
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	344,512	348,664
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	238,705	237,524
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	487,322	490,594
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	447,644
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	116,000	110,885
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	128,442
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	351,845	352,495
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	110,903	110,521
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 5.295%, 10/25/45	557,217	544,609
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 5.255%, 12/25/45	412,667	377,184

		9,473,240

Total mortgage-backed securities (cost $24,060,848)		$22,879,261

ASSET-BACKED SECURITIES (6.2%)(a)
	Principal amount	Value
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	$687,000	$696,449
Capital One Multi-Asset Execution Trust Ser. 22-A3, Class A, 4.95%, 10/15/27	400,000	400,867
CarMax Auto Owner Trust Ser. 24-3, Class A3, 4.89%, 7/16/29	680,000	687,051
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	689,000	699,343
Discover Card Execution Note Trust Ser. 22-A4, Class A, 5.03%, 10/15/27	695,000	696,740
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	688,000	696,971
GM Financial Consumer Automobile Receivables Trust Ser. 23-1, Class A3, 4.66%, 2/16/28	567,937	568,563
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	483,000	482,427
Harley-Davidson Motorcycle Trust Ser. 24-B, Class A3, 4.31%, 7/16/29	702,000	701,976
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	680,000	685,598
Ser. 23-A, Class A3, 4.58%, 4/15/27	506,723	506,611
Lendbuzz Securitization Trust 144A Ser. 24-3A, Class A2, 4.97%, 10/15/29	283,130	283,447
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	325,000	326,514
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 8/4/25	325,000	325,083
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 6/22/25	320,000	320,248
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	383,824	382,265

Total asset-backed securities (cost $8,402,190)		$8,460,153

COLLATERALIZED LOAN OBLIGATIONS (5.3%)(a)
	Principal amount	Value
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/20/37 (Cayman Islands)	$250,000	$250,420
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 5.64%, 7/20/37 (Jersey)	250,000	250,798
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	250,000	250,646
Apex Credit CLO II, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.82%, 7/25/37 (Cayman Islands)	250,000	250,293
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	175,000	175,205
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	150,000	150,523
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/17/34 (Cayman Islands)	175,000	175,227
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.657%, 10/24/37 (Cayman Islands)	250,000	250,255
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.65%, 7/23/37 (Cayman Islands)	250,000	250,116
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	250,000	250,121
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	250,000	250,232
Elevation CLO, Ltd. 144A FRB Ser. 25-10A, Class AR, (CME Term SOFR 3 Month + 0.92%), 5.242%, 10/20/31 (Cayman Islands)	250,000	249,811
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.555%, 7/20/30	250,000	250,914
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/18/37	250,000	250,466
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	100,000	100,298
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	250,000	251,058
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.793%, 4/20/37	250,000	250,686
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	150,000	150,183
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	250,000	250,145
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	250,000	250,563
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 5.69%, 7/22/38 (Cayman Islands)	250,000	250,116
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/18/38 (Cayman Islands)	250,000	250,115
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	250,000	251,248
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 5.803%, 7/20/37 (Cayman Islands)	250,000	250,758
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	250,000	250,454
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	250,000	250,330
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.692%, 7/15/39 (Cayman Islands)	250,000	249,757
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	250,000	250,125
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	250,000	250,169
Voya CLO, Ltd. 144A FRB Ser. 24-4A, Class A1, (CME Term SOFR 3 Month + 1.35%), 5.643%, 7/20/37 (Cayman Islands)	250,000	250,024
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	250,000	250,343

Total collateralized loan obligations (cost $7,243,241)		$7,261,399

SHORT-TERM INVESTMENTS (13.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	16,725,487	$16,725,487
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(P)	Shares	169,000	169,000
U.S. Treasury Bills 4.312%, 4/8/25(SEG)		$1,400,000	1,398,846
U.S. Treasury Bills 4.308%, 4/22/25		100,000	99,752

Total short-term investments (cost $18,393,095)			$18,393,085
TOTAL INVESTMENTS

Total investments (cost $153,521,958)			$150,254,799

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	32	$3,753,000	$3,753,000	Jun-25	$40,944
U.S. Treasury Bond Ultra 30 yr (Long)	85	10,391,250	10,391,250	Jun-25	88,166
U.S. Treasury Note 2 yr (Long)	3	621,516	621,516	Jun-25	2,995
U.S. Treasury Note 2 yr (Short)	77	15,952,234	15,952,234	Jun-25	(75,531)
U.S. Treasury Note 5 yr (Long)	113	12,221,656	12,221,656	Jun-25	130,486
U.S. Treasury Note 5 yr (Short)	16	1,730,500	1,730,500	Jun-25	(18,540)
U.S. Treasury Note 10 yr (Long)	86	9,564,813	9,564,813	Jun-25	118,153
U.S. Treasury Note 10 yr (Short)	19	2,113,156	2,113,156	Jun-25	(26,454)
U.S. Treasury Note Ultra 10 yr (Long)	21	2,396,625	2,396,625	Jun-25	30,246

Unrealized appreciation					410,990

Unrealized (depreciation)					(120,525)

Total					$290,465

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	$701,800	$(116,622)	$(6,904)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	701,800	(122,107)	(15,304)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	384,300	(22,116)	3,987
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	384,300	(22,116)	(8,707)
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,717,000	(96,858)	(41,692)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,717,000	(380,964)	115,113
BNP Paribas
(3.30)/US SOFR/Feb-27 (Written)	Feb-26/3.30	18,300,000	40,260	(17,861)
3.85/US SOFR/Feb-27 (Purchased)	Feb-26/3.85	12,200,000	(50,630)	20,667
(3.8325)/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	188,900	(4,505)	(724)
3.8325/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	188,900	(4,505)	525
Citibank, N.A.
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00	2,237,700	(25,286)	(5,024)
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	1,865,500	(337,685)	(42,069)
Mizuho Capital Markets LLC
3.884/US SOFR/Jan-38 (Purchased)	Jan-28/3.884	572,900	(25,322)	4,603
(4.384)/US SOFR/Jan-38 (Purchased)	Jan-28/4.384	572,900	(26,382)	(4,492)
4.01/US SOFR/Mar-52 (Purchased)	Mar-32/4.01	473,000	(56,713)	3,388
(4.01)/US SOFR/Mar-52 (Purchased)	Mar-32/4.01	473,000	(56,713)	(1,072)

Unrealized appreciation				148,283

Unrealized (depreciation)				(143,849)

Total				$4,434

TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $8,713,516) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 4/1/55	$4,000,000	4/14/25	$3,995,308
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	3,000,000	4/14/25	2,869,871
Uniform Mortgage-Backed Securities, 4.00%, 4/1/55	1,000,000	4/14/25	931,869
Uniform Mortgage-Backed Securities, 3.50%, 4/1/55	1,000,000	4/14/25	901,958

Total			$8,699,006

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,032,000	$6,604		$(6,821)	3/19/27	3.85% — Annually	US SOFR — Annually	$(13,417)
		2,419,000	10,619		(4,020)	3/19/30	US SOFR — Annually	3.75% — Annually	6,295
		104,000	137		(421)	3/19/35	3.75% — Annually	US SOFR — Annually	(272)
		576,000	25,247		(40,793)	3/19/55	3.55% — Annually	US SOFR — Annually	(15,524)
		2,309,000	5,315	(E)	2,547	6/18/27	3.75% — Annually	US SOFR — Annually	(2,769)
		4,180,000	32,412	(E)	(21,792)	6/18/35	US SOFR — Annually	3.85% — Annually	10,620
		1,570,000	17,724	(E)	21,418	6/18/55	3.85% — Annually	US SOFR — Annually	3,694

	Total				$(49,882)				$(11,373)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$3,281	$20,931	$2,962	5/11/63	300 bp — Monthly	$331
	CMBX NA BBB-.6 Index	BBB-/P	6,388	46,223	6,541	5/11/63	300 bp — Monthly	(126)
	CMBX NA BBB-.6 Index	BBB-/P	7,467	57,125	8,083	5/11/63	300 bp — Monthly	(583)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	24,342	71,380	16,482	5/11/63	500 bp — Monthly	7,930
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	5,518	13,766	3,179	5/11/63	500 bp — Monthly	2,353

Upfront premium received			46,996		Unrealized appreciation			10,614

Upfront premium (paid)			—		Unrealized (depreciation)			(709)

	Total		$46,996				Total	$9,905
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	$(53,386)	$124,279	$17,586	5/11/63	(300 bp) — Monthly	$(35,873)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	85,146	19,660	5/11/63	(500 bp) — Monthly	(66,393)

Upfront premium received		—			Unrealized appreciation		—

Upfront premium (paid)		(139,357)			Unrealized (depreciation)		(102,266)

	Total	$(139,357)				Total	$(102,266)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $137,326,517.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$14,594,739	$11,487,453	$9,356,705	$161,072	$16,725,487

	Total Short-term investments	$14,594,739	$11,487,453	$9,356,705	$161,072	$16,725,487
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $918,173.
At the close of the reporting period, the fund has deposited cash valued at $116,195 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $94,700 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	—	8,460,153	—
Collateralized loan obligations	—	7,261,399	—
Corporate bonds and notes	—	57,634,236	—
Mortgage-backed securities	—	22,879,261	—
U.S. government and agency mortgage obligations	—	35,626,665	—
Short-term investments	169,000	18,224,085	—

Totals by level	$169,000	$150,085,799	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$290,465	$—	$—
Forward premium swap option contracts	—	4,434	—
TBA sale commitments	—	(8,699,006)	—
Interest rate swap contracts	—	38,509	—
Credit default contracts	—	—**	—

Totals by level	$290,465	$(8,656,063)	$—
** The value amounts to less than one rounded dollar.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com